Restricted Stock Awards - Additional Information (Detail) (Inventergy Inc [Member], USD $)	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total	$ 2,233,725
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	1 year 6 months 18 days
Share based compensation arrangement by share based payment award non employee options vested in period fair value	$ 619,936